Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease costs
	2021	2020
Operating lease cost	$1,120	$1,411
Short-term lease cost	68	1,611
Variable lease cost	76	334
Total operating lease costs	$1,264	$3,356

Schedule of information about leases on our consolidated balance sheets
	2021	2020
Operating lease right-of-use assets	$2,497	$2,008
Operating lease liabilities, current	$798	$779
Operating lease liabilities, noncurrent	$1,891	$1,256

Schedule of maturities operating lease liabilities
For the years ending:
2022	$875
2023	643
2024	571
2025	539
2026	377
Thereafter	27
Total future minimum lease payments	3,032
Less: Imputed interest	(343)
Total	$2,689